ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Accounts payable	$ 959	$ 787
Operating accrued liabilities	624	733
Interest payable on borrowings	247	264
Income tax payable	85	28
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable, perpetual subordinate notes distributions and exchange shares dividends	65	60
Current portion of contract liability	63	47
Current portion of lease liabilities	53	49
Other	150	136
Total accounts payable and accrued liabilities	$ 2,246	$ 2,104